ADDITIONAL INFORMATION OF THE PARENT COMPANY - NOTES (Details)	Dec. 31, 2022
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Exchange rate used for translations of balances	6.8972
Parent company | Reportable legal entities
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Exchange rate used for translations of balances	6.8972